Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

	December 31, 2010	December 31,2011
	RMB	RMB
Professional fee accruals	10,380,231	17,212,271
Accrued expenses	20,548,257	37,748,816
Sales rebates	5,608,626	3,334,081
Contingent consideration for acquisition (Note 10(5))	81,729,472	-
Payables to employees relating to exercise of options	4,700,100	2,422,823
Others	8,613,997	7,945,133

Total	131,580,683	68,663,124